Equity (ATM Program) (Details) - USD ($) $ in Millions			12 Months Ended
	May. 18, 2015	Dec. 08, 2014	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity [Line Items]
Units Offered			25,680	3,520,408
Partners' Capital Account, Public Sale of Units Net of Offering Costs		$ 221
ATM Program [Member]
Stockholders Equity [Line Items]
Equity Instrument Regulatory Filing Date	May 18, 2015
Common Units Aggregate Value	$ 500
Partners' Capital Account, Public Sale of Units Net of Offering Costs			$ 1
Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Units Offered				3,450,000
Limited Partners Common Units [Member] | ATM Program [Member]
Stockholders Equity [Line Items]
Units Offered			25,166